CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2022	2021	2020
(millions of Canadian $)

(Increase)/decrease in Accounts receivable	(575)	(925)	129
Increase in Inventories	(190)	(93)	(55)
Decrease/(increase) in Other current assets	118	(141)	(221)
(Decrease)/increase in Accounts payable and other	(83)	890	(162)
Increase/(decrease) in Accrued interest	91	(18)	(18)
Increase in Operating Working Capital	(639)	(287)	(327)